Other income (Tables)	12 Months Ended
Mar. 31, 2020
Other income
Schedule of other income

	March 31,
	2018	2019	2020
Excess provision written back	15,441	22,063	38,973
Government grant	69,573	233,180	86,810
Gain on termination of leases	—	—	27,241
Gain on sale of property, plant and equipment (net)	1,369	5,050	4,842
Miscellaneous income	3,618	3,492	1,765
Total	90,001	263,785	159,631